Financial instruments risks (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Credit Risk Exposure of Loans and Advances
The Group’s credit risk exposure of financial assets, loan commitments and financial guarantees under IFRS 9 with stage allocation by asset classification as of December 31, 2024 and 2023 is provided below:

Credit risk exposure	December 31, 2024	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	1,042,120,327	1,042,120,327	–	–
Financial assets at amortized cost	8,375,147,617	7,685,643,561	576,685,734	112,818,322
Debt securities	159,904,307	–	159,904,307	–
Wholesale	5,218,807,744	5,054,873,309	148,561,327	15,373,108
- Business	1,678,823,355	1,627,278,931	46,568,893	4,975,531
- Corporate and Investment Banking	1,726,193,273	1,676,557,727	49,635,093	453
- Institutional and international	378,184,032	375,201,620	2,960,468	21,944
- MSMEs	919,378,387	859,606,334	49,396,873	10,375,180
- Others	516,228,697	516,228,697	–	–
Retail	2,996,435,566	2,630,770,252	268,220,100	97,445,214
- Advances	3,179,536	1,002,106	415,997	1,761,433
- Credit cards	1,816,918,989	1,633,558,594	135,627,862	47,732,533
- Personal loans	652,523,556	559,553,150	55,613,581	37,356,825
- Pledge loans	246,836,049	238,682,962	5,614,063	2,539,024
- Mortgages	271,113,510	193,420,283	69,785,765	7,907,462
- Receivables from financial leases	4,263,439	2,952,670	1,162,832	147,937
- Others	1,600,487	1,600,487	–	–
Financial assets at fair value through other comprehensive income	2,461,681,262	74,653,741	2,387,027,521	–
Debt securities	2,461,681,262	74,653,741	2,387,027,521	–
Total financial assets risk	11,878,949,206	8,802,417,629	2,963,713,255	112,818,322

Loan commitments and financial guarantees
Wholesale	644,817,414	605,654,440	39,030,267	132,707
- Business	126,425,220	115,594,098	10,822,142	8,980
- Corporate and Investment Banking	162,657,173	152,971,422	9,685,744	7
- Institutional and international	122,136,205	121,249,204	887,001	–
- MSMEs	233,598,816	215,839,716	17,635,380	123,720
Retail	2,826,734,529	2,705,207,500	120,710,151	816,878
- Advances	14,827,666	14,332,266	492,404	2,996
- Credit cards	2,807,335,057	2,687,775,960	118,876,905	682,192
- Mortgages	3,881,551	2,415,398	1,334,496	131,657
- Receivables from financial leases	690,255	683,876	6,346	33
Total loan commitments and financial guarantees	3,471,551,943	3,310,861,940	159,740,418	949,585

Total credit risk exposure	15,350,501,149	12,113,279,569	3,123,453,673	113,767,907

Credit risk exposure	December 31, 2023	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	905,193,315	905,193,315	–	–
Financial assets at amortized cost	7,605,699,495	6,868,250,968	660,780,395	76,668,132
Debt securities	210,536,162	–	210,536,162	–
Wholesale	2,659,604,263	2,460,608,745	186,934,328	12,061,190
- Business	1,151,637,940	1,099,143,921	43,374,906	9,119,113
- Corporate and Investment Banking	789,156,296	678,551,274	110,604,549	473
- Institutional and international	22,471	8,025	3,347	11,099
- MSMEs	346,691,972	310,809,941	32,951,526	2,930,505
- Others	372,095,584	372,095,584	–	–
Retail	2,117,132,312	1,789,215,465	263,309,905	64,606,942
- Advances	4,157,983	2,539,453	821,000	797,530
- Credit cards	1,468,861,738	1,267,633,162	170,296,770	30,931,806
- Personal loans	334,213,212	285,298,231	24,612,075	24,302,906
- Pledge loans	104,456,830	101,329,378	1,422,594	1,704,858
- Mortgages	196,868,339	126,583,781	63,414,716	6,869,842
- Receivables from financial leases	4,741,925	4,710,722	31,203	–
- Others	3,832,285	1,120,738	2,711,547	–
Reverse repurchase agreements	2,618,426,758	2,618,426,758	–	–
- BCRA repos	2,618,426,758	2,618,426,758	–	–
Financial assets at fair value through other comprehensive income	1,833,311,004	419,806,895	1,413,504,109	–
Debt securities	1,833,311,004	419,806,895	1,413,504,109	–
Total financial assets risk	10,344,203,814	8,193,251,178	2,074,284,504	76,668,132

Loan commitments and financial guarantees
Wholesale	525,564,116	474,146,108	51,368,823	49,185
- Business	210,429,605	182,358,733	28,058,941	11,931
- Corporate and Investment Banking	208,766,443	201,947,941	6,818,485	17
- Institutional and international	77,096,824	68,788,927	8,307,897	–
- MSMEs	29,271,244	21,050,507	8,183,500	37,237
Retail	883,416,056	800,669,296	82,344,103	402,657
- Advances	28,929,705	27,847,180	1,075,757	6,768
- Credit cards	850,807,486	770,660,261	79,874,405	272,820
- Mortgages	3,481,517	1,990,060	1,368,388	123,069
- Others	197,348	171,795	25,553	–
Total loan commitments and financial guarantees	1,408,980,172	1,274,815,404	133,712,926	451,842

Total credit risk exposure	11,753,183,986	9,468,066,582	2,207,997,430	77,119,974

Summary of Credit Quality of Assets
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2024 and 2023 is provided below:

Credit quality analysis	December 31, 2024	December 31, 2023
Cash and cash equivalents
- Low risk (PD < 2.3%)	1,042,120,327	905,193,315
Total cash and cash equivalents	1,042,120,327	905,193,315
Wholesale
- Low risk (PD < 4%)	5,271,693,652	2,732,218,500
- Medium risk (PD ≥ 4% to < 24%)	431,138,682	361,874,966
- High risk (PD ≥ 24% to < 100% or Individually Stage 2)	145,287,009	78,964,538
- Non performing (PD = 100% or Individually Stage 3)	15,505,815	12,110,375
Total wholesale	5,863,625,158	3,185,168,379
Retail
- Low risk (PD < 2.3%)	4,493,788,292	2,342,903,616
- Medium risk (PD ≥ 2.3% to < 29%)	1,183,021,451	579,528,590
- High risk (PD ≥ 29% to < 100% or Individually Stage 2)	48,098,260	13,106,563
- Non performing (PD = 100% or Individually Stage 3)	98,262,092	65,009,599
Total retail	5,823,170,095	3,000,548,368
Reverse repurchase agreement
- BCRA repos (CCC+)	–	2,618,426,758
Total reverse repurchase agreement	–	2,618,426,758
Debt securities
- BCRA securities (B)	37,098,912	379,626,933
- Government securities (CCC+)	2,546,931,922	1,637,712,932
- Corporate bonds (B)	5,266,631	26,317,403
- Corporate bonds (BB-)	31,845,107	189,898
- Corporate bonds (BB)	442,997	–
Total debt securities	2,621,585,569	2,043,847,166

Total credit risk exposure	15,350,501,149	11,753,183,986

Net Credit Risk Exposure Explanatory	In order to mitigate credit risk, the following table shows the net credit risk exposure as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Maximum exposure to credit risk	15,350,501,149	11,753,183,986
Collateral held or other credit enhancements	(2,846,051,751)	(4,713,488,682)
Total net credit risk exposure	12,504,449,398	7,039,695,304

Evolution of Total VaR
The following tables show the trading portfolio total VaR and VaR per risk factors based on daily VaR information:
VaR (in millions of pesos)

	Year ended December 31, 2024	Year ended December 31, 2023
Average	2,735.59	303.54
Minimum	273.39	24.49
Maximum	9,720.95	1,586.80
Closing	3,907.74	296.22
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year ended December 31, 2024	Year ended December 31, 2023
Average	2,736.58	336.97
Minimum	257.73	29.58
Maximum	9,715.07	2,163.96
Closing	3,911.14	298.78

VaR foreign exchange rate	Year ended December 31, 2024	Year ended December 31, 2023
Average	29.30	7.24
Minimum	3.59	0.29
Maximum	123.48	190.63
Closing	16.21	12.28

Position in Foreign Currency
The position in foreign currency is shown below:

	Total as of December 31, 2024	As of December 31, 2024 (per currency)				Total as of December 31, 2023
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	2,345,962,528	2,303,474,291	39,071,194	664,039	2,753,004	2,344,694,623
Financial assets at fair value through profit or loss - Debt securities	66,219	66,219	—	—	—	490,401,598
Other financial assets	112,204,432	112,107,856	96,576	—	—	175,727,166
Loans and advances	1,285,842,873	1,283,269,614	2,573,259	—	—	428,900,800
Financial assets at fair value through other comprehensive income - Debt securities	71,866,052	71,866,052	—	—	—	161,297,397
Financial assets at fair value through other comprehensive income - Equity instruments	770,488	735,975	34,513	—	—	941,205
TOTAL ASSETS	3,816,712,592	3,771,520,007	41,775,542	664,039	2,753,004	3,601,962,789
LIABILITIES
Deposits	3,595,692,416	3,565,638,416	30,054,000	—	—	2,791,388,887
Other financial liabilities	184,601,391	180,539,108	3,059,414	—	1,002,869	174,058,115
Bank loans	43,783,095	41,560,479	2,222,616	—	—	6,792,230
Other liabilities	77,399,790	44,784,051	32,615,739	—	—	134,777,707
TOTAL LIABILITIES	3,901,476,692	3,832,522,054	67,951,769	—	1,002,869	3,107,016,939
NET ASSETS / (LIABILITIES)	(84,764,100)	(61,002,047)	(26,176,227)	664,039	1,750,135	494,945,850

Sensitivity of the Economic Value SEV
The following table shows the sensitivity of the economic value (SEV), to +100 basis points variation presented as a proportion of Core Capital:
SEV +100 bps

	December 31, 2024	December 31, 2023
Closing	0.94%	1.09%
Minimum	0.30%	0.67%
Maximum	0.94%	1.09%
Average	0.63%	0.79%

Sensitivity of the Financial Margin SFM
The following table shows the sensitivity of the financial margin (SFM), to -100 basis points variation presented as a percentage of 12-month forecast net interest income:
SFM -100 bps

	December 31, 2024	December 31, 2023
Closing	0.77%	0.30%
Minimum	0.11%	0.11%
Maximum	0.77%	0.35%
Average	0.44%	0.24%

Progress of LtSCD Ratios	Below are the Bank’s LtSCD ratios as of the dates indicated:

	December 31, 2024	December 31, 2023
LtSCD Closing	88.9%	59.7%
Max	88.9%	80.3%
Min	57.7%	58.2%
Avg	74.6%	62.7%

Progress of LCR Ratios	Below are the Bank’s LCR ratios as of the dates indicated:

	December, 2024	December, 2023
LCR Closing	141%	271%
Max	246%	433%
Min	137%	151%
Avg	176%	246%

Concentration of Deposits
The following chart shows the concentration of deposits as of December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	1,717,605,000	17.30%	1,199,565,594	15.14%
50 following largest customers	1,444,405,788	14.55%	854,755,895	10.79%
100 following largest customers	458,378,093	4.62%	406,392,414	5.13%
Rest of customers	6,309,290,244	63.53%	5,464,340,332	68.94%
TOTAL	9,929,679,125	100.00%	7,925,054,235	100.00%

Breakdown by Contractual Maturity of Financial Liabilities
The following chart shows the breakdown by contractual maturity of loans and advances, other financing and financial liabilities considering the total amounts to their due date, as of December 31, 2024 and 2023:

	Assets (1)		Liabilities (1)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Up to 1 month (2)	3,021,473,708	2,064,451,238	10,488,823,051	8,428,811,205
From more than 1 month to 3 month	1,502,715,250	812,176,934	642,720,479	627,466,145
From more than 3 month to 6 month	1,189,985,899	766,359,510	295,112,417	218,637,104
From more than 6 month to 12 month	894,151,306	678,828,458	214,608,934	73,441,349
From more than 12 month to 24 month	1,000,563,315	458,095,457	27,626,562	25,510,631
More than 24 months	1,862,576,846	760,580,740	20,770,224	40,703,755
TOTAL	9,471,466,324	5,540,492,337	11,689,661,667	9,414,570,189
(1)These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(2)The Bank has liquid assets such as cash and cash equivalents (Note 4) and short term loans (Note 6.2), among others, to settle its liabilities. As of December 31, 2023, it also had reverse repurchase agreements (Note 6.3) and BCRA liquidity bills (Note 10.1).
Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2024	December 31, 2023
Up to 1 month	11,945,342,933	4,115,344,661
From more than 1 month to 3 month	26,919,305	47,975,606
From more than 3 month to 6 month	23,867,217	30,306,102
From more than 6 month to 12 month	107,666,815	50,224,779
From more than 12 month to 24 month	79,504,722	49,525,587
More than 24 months	10,364,452	11,272,679
TOTAL	12,193,665,444	4,304,649,414

Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the End of the Reporting Period
The amounts of the Bank’s financial assets and liabilities, which were expected to be collected or paid twelve months after the closing date as of December 31, 2024 and 2023 are set forth below:

	December 31, 2024	December 31, 2023
Financial assets
Loans and advances	2,863,140,161	1,218,676,198
Debt securities	673,144,688	293,369,007
Other financial assets	25,757,300	74,955,190
Total	3,562,042,149	1,587,000,395
Financial liabilities
Other financial liabilities	23,930,280	48,125,310
Bank loans	18,121,437	17,458,993
Deposits	3,215	630,083
Debt securities	6,341,854	—
Total	48,396,786	66,214,386